As filed with the Securities and Exchange Commission on October 7, 2026

SECURITIES ACT FILE NO. 333-233633
Investment Company Act File No. 811-23473

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 94	☒

AND/OR

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 95	☒

Kurv ETF Trust
(Exact Name of Registrant as Specified in its Charter)

1 Letterman Drive, Building C, Suite 3-500

San Francisco, CA 94129

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 953-8811

Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

David J. Baum
Vedder Price P.C.
1401 New York Avenue NW
Washington, DC 20005
(Approximate Date of Proposed Public Offering:)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 7, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 94 to the Trust’s Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 7, 2026, as the new effective date upon which the Trust’s Post-Effective Amendment No. 47 shall become effective with respect to the Kurv OpenAI (OPAI) Enhanced Income ETF (Series S000104277) and Kurv Anthropic ([__]) Enhanced Income ETF (Series S000104276) only. The effective date for Post-Effective Amendment No. 47 had been previously extended to May 29, 2026, by Post-Effective Amendment No. 60 filed on May 8, 2026, further extended to June 12, 2026 by Post Effective Amendment No. 67 filed on May 28, 2026, further extended to July 12, 2026 by Post Effective Amendment No. 72 filed on June 11, 2026, further extended to August 9, 2026 by Post Effective Amendment No. 82 filed on July 10, 2026, further extended to September 8, 2026 by Post Effective Amendment No. 87 filed on August 7, 2026 and further extended to October 8, 2026 by Post Effective Amendment No. 90 filed on September 4, 2026.

Post-Effective Amendment No. 47 to the Trust’s Registration Statement relates to the Kurv SpaceX (SPAX) Enhanced Income ETF, Kurv OpenAI (OPAI) Enhanced Income ETF and Kurv Anthropic ([__]) Enhanced Income ETF. The Kurv SpaceX (SPAX) Enhanced Income ETF became effective on June 12, 2026, and is not subject to the filing. Parts A, B and C of Registrant’s Post-Effective Amendment No. 47 under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940, filed on February 23, 2026 (SEC Accession No. 0001999371-26-003965), are incorporated by reference for the Kurv OpenAI (OPAI) Enhanced Income ETF and Kurv Anthropic ([__]) Enhanced Income ETF herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 94 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of San Francisco and State of California on this 7th day of October, 2026.

KURV ETF TRUST

By:
Name:	Howard Chan*
Title:	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Madeline Arment*	Treasurer (Principal Financial and Accounting Officer)	October 7, 2026
Edward E. McRedmond*	Trustee	October 7, 2026
John T. Hyland*	Trustee	October 7, 2026
Howard Chan*	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)	October 7, 2026

* By:	/s/ David J. Baum	October 7, 2026
Name:	David J. Baum

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 10 (filed on March 22, 2024) to the Registrant's Registration Statement on Form N-1A.